SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) ¥ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands		11 Months Ended	12 Months Ended
	Apr. 01, 2019	Mar. 31, 2019	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 HKD ($)	Dec. 31, 2019	Aug. 25, 2016 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Percentage of net revenue contributed by VIE			94.89%	94.89%	92.10%
Percentage of consolidated total assets contributed by VIE			66.66%	66.66%	66.16%
Percentage of consolidated total liabilities contributed by VIE			233.49%	233.49%	57.08%
Sales allowances for sales returns and sales incentives			¥ 874,000		¥ 89,000	¥ 1,000
Value added tax rate			13.00%	13.00%
Value added tax rate for small scale tax payers			3.00%	3.00%
Additional deductible value added tax rate	10.00%
Value added tax			¥ 32,338,000		52,697,000
Balance of the quality assurance fund										¥ 287,000,000
Restricted bank deposits			198,727,000		295,910,000		$ 28,813
Term deposits			232,432,000		83,294,000		33,699
Investment in marketable securities			200,679,000		169,815,000		$ 29,096
Inventories, net			2,662,000		1,250,000
Impairment losses			102,510,000		631,393,000	282,076,000
Impairment loss of equity method investment			427,697,000		58,033,000	179,193,000
Balances of held-to-maturity securities					38,000,000
Impairment losses (reverse) on held-to-maturity and available for sale investments					676,000	1,221,000
Goodwill impairment			200,000	$ 29		50,291,000
Selling and marketing expenses			62,243,000		165,477,000	340,769
Cost of goods sold			46,424,000	$ 6,731	59,088,000	3,515,000
Advertising costs			19,000		495,000	20,704,000
Government grants received			¥ 512,000		437,000	¥ 27,440,000
Calculated rate at per share | (per share)			¥ 6.8972				$ 1
Deposit insurance insured			¥ 25,500,000
Deposit insurance uninsured			1,726,308,000
Loan receivable			¥ 151,368,000		¥ 260,224,000
Revenues percentage			10.00%	10.00%	10.00%
Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Voting stock percentage			20.00%	20.00%
Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Voting stock percentage			50.00%	50.00%
Remaining lease terms			3 years	3 years
Customer Concentration Risk [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Deposit insurance insured			¥ 500,000,000					$ 500,000
Loans receivable [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Provision for uncollectable loans			113,110,000		¥ 23,979,000
Foreign currency [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Deposit insurance insured			3,449,000
Deposit insurance uninsured			¥ 3,450,000
Online Lending Information Intermediary Services revenue [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Number of services			2	2
Number of performance obligations			2	2
Online Lending Information Intermediary Services revenue [Member] | Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Investment, annualized interest rate						0.50%			0.50%
Online Lending Information Intermediary Services revenue [Member] | Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Investment, annualized interest rate						1.50%			1.50%
Direct lending program revenue [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Number of performance obligations					2
CHINA [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Deposit insurance insured			¥ 2,652,000
HONG KONG [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Deposit insurance uninsured			581,686,000
SOUTH AFRICA
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Deposit insurance insured | $							$ 250,000
Deposit insurance uninsured			¥ 90,235,000
Product [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Value added tax rate		16.00%
Service [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Value added tax rate			6.00%	6.00%
Post-origination services [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Deferred revenue			¥ 38,015,000
Customer A [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Total net revenues			¥ 185,000,000		¥ 141,000,000
Revenues percentage			33.00%	33.00%	19.00%
Customer B [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Total net revenues			¥ 145,000,000		¥ 102,000,000
Revenues percentage			26.00%	26.00%	10.00%
Customer C [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Total net revenues			¥ 87,000,000
Revenues percentage			16.00%	16.00%
China, Yuan Renminbi [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Cash and cash equivalents			¥ 1,751,808,000		¥ 1,455,089,000
China, Yuan Renminbi [Member] | Cash and Cash Equivalents [Member] | Foreign currency risk
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration risk percentage			71.99%	71.99%	53.26%